FI - Fair value, unfunded commitments, term of redemption conditions (Details 12) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 515	SFr 581
Redeemable	429	488
Total fair value	944	1,069
Unfunded commitments	177	191
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable with known Liquidation Periods	276	339
Nonredeemable with unknown Liquidation Periods	239	242
Redeemable on demand with notice period less than 30 days	234	304
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	128	193
Redeemable	415	471
Total fair value	543	664
Unfunded commitments	14	24
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	387	388
Redeemable	14	17
Total fair value	401	405
Unfunded commitments	163	167
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	13	12
Redeemable	1	2
Total fair value	14	14
Unfunded commitments	1	1
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	59	40
Redeemable	0	0
Total fair value	59	40
Unfunded commitments	48	42
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	315	336
Redeemable	13	15
Total fair value	328	351
Unfunded commitments	114	124
Bank
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	514	580
Redeemable	429	488
Total fair value	943	1,068
Unfunded commitments	177	191
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable with known Liquidation Periods	276	339
Nonredeemable with unknown Liquidation Periods	238	241
Redeemable on demand with notice period less than 30 days	234	304
Bank | Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	128	193
Redeemable	415	471
Total fair value	543	664
Unfunded commitments	14	24
Bank | Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	386	387
Redeemable	14	17
Total fair value	400	404
Unfunded commitments	163	167
Bank | Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	13	12
Redeemable	1	2
Total fair value	14	14
Unfunded commitments	1	1
Bank | Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	58	39
Redeemable	0	0
Total fair value	58	39
Unfunded commitments	48	42
Bank | Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	315	336
Redeemable	13	15
Total fair value	328	351
Unfunded commitments	SFr 114	SFr 124